The reconciliation of bullion holdings for years ended December 31, 2022 and 2021 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Realized gains (losses) on sales and redemptions for physical bullion	$ 24,121	$ 10,784
Change in unrealized gains (losses)	(448)	(300,318)
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,093,757	4,422,005
Purchases		2,786
Sales	(10,760)	(7,942)
Redemptions for physical bullion	(110,559)	(33,558)
Realized gains (losses) on sales and redemptions for physical bullion	24,121	10,784
Change in unrealized gains (losses)	(448)	(300,318)
Balance at end of year	$ 3,996,111	$ 4,093,757